Merger	3 Months Ended
Mar. 31, 2023
Merger
2. Merger
On February 22, 2023, we, MEI Pharma, Inc., a Delaware corporation, or MEI, and Meadow Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of MEI, or the Merger Sub, entered into an Agreement and Plan of Merger, or the Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Infinity, with Infinity continuing as a wholly-owned subsidiary of MEI and the surviving corporation of the merger, which transaction is referred to herein as the Merger. If the Merger is completed, the combined company will combine the expertise and resources of MEI and Infinity to advance a pipeline of three clinical-stage oncology drug candidates.
The Merger is expected to close in
mid-2023,
subject to the receipt of certain approvals by the stockholders of Infinity and MEI, as well as other customary closing conditions, including the effectiveness of a registration statement on Form
S-4,
which was filed with the U.S. Securities and Exchange Commission, or SEC, by MEI on April 27, 2023. We expect to devote significant time and resources to the completion of the Merger. However, there can be no assurances that such activities will result in the completion of the Merger. Further, the completion of the Merger may ultimately not deliver the anticipated benefits or enhance shareholder value. If the Merger is not completed, we will consider alternative courses of action as described further in Note 3.